Derivative Financial Instruments - Warrants Liability (Details) (USD $)	12 Months Ended					0 Months Ended	12 Months Ended			2 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2012 warrantholder	Jul. 31, 2011	May 31, 2011 May 2011 Offering [Member]	Sep. 11, 2012 September 2012 Offering [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Jun. 30, 2012 Private Transaction with Nineteen Warrant Holders [Member]	Dec. 31, 2012 Private Transaction with Nineteen Warrant Holders [Member]	Feb. 04, 2013 Private Transaction with a Warrant Holder [Member]	Dec. 31, 2013 Private Transaction with a Warrant Holder [Member]	Sep. 23, 2013 Warrants - $0.25 exercise price [Member]	Sep. 23, 2013 Warrants - $0.50 exercise price [Member]
Derivative [Line Items]
Common shares linked to derivative warrants (shares)				250	153,882		14,360,276	128,350	154,132
Issuance of warrants, public offering (shares)						110,000
Class of warrant or right, number of warrant holders			19
Conversion of notes payable into common stock (shares)	6,903,872	2,069,439								123,052		5,001
Loss on exchange of warrants and debt	$ 94,214	$ 802,123									$ 802,123		$ 732
Class of warrant or right, number of securities called by warrants or rights (shares)														7,118,236	7,118,236
Class of warrant or right, exercise price of warrants or rights (per share)														0.25	0.50
Fair value of warrants issued to investors in private placement (shares)							2,344,899
Change in fair value of derivative							$ 514,704	$ 779,083